Property and Equipment, Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Lease expiration date	Mar. 31, 2015
Operating lease monthly rent incremental rate	12.50%
Rental expense	$ 37,918	$ 37,528
Future minimum rent commitments under various operating leases [Abstract]
2015	35,685
2016	29,900
2017	29,900
2018	29,900
2019	29,900
Total	155,285
Five Year Operating Lease [Member]
Operating Leased Assets [Line Items]
Operating lease term period	5 years
Monthly rental payment related to operating lease	2,215
Number of additional lease terms option to renew	2
Period of additional lease terms option to renew	5 months
One Year Operating Lease [Member]
Operating Leased Assets [Line Items]
Operating lease term period	1 year
Monthly rental payment related to operating lease	$ 945
Number of additional lease terms option to renew	2
Period of additional lease terms option to renew	6 months